NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
The company`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2022	December 31, 2021
Non-controlling interests
Participating non-controlling interests – in operating subsidiaries	$9,755	$10,297
Participating non-controlling interests – in a holding subsidiary held by the partnership	261	261
	$10,016	$10,558
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Isagen institutional investors	Isagen public non-controlling interests	The Catalyst Group	TerraForm Power	Other	Total
As at December 31, 2021	$686	$2,251	$3,186	$261	$2,442	$13	$132	$853	$473	$10,297
Net income (loss)	—	(36)	67	(1)	106	1	12	22	9	180
Other comprehensive income (loss)	(7)	5	(15)	10	(66)	—	—	18	(48)	(103)
Capital contributions	—	4	—	186	—	—	—	—	6	196
Dividends declared	(21)	(39)	(251)	—	(424)	(1)	(5)	(46)	(11)	(798)
Other(1)	—	2	2	(1)	(4)	(1)	(1)	3	(17)	(17)
As at June 30, 2022	$658	$2,187	$2,989	$455	$2,054	$12	$138	$850	$412	$9,755
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	53%	0.3%	25%	33%	0.3% - 30%
(1) During the year, the company issued additional shares to a partly-owned subsidiary of Brookfield Renewable. Refer to Note 15 – Commitments, contingencies and guarantees in the unaudited interim consolidated financial statements for further details.